Business Combination (Tables)	12 Months Ended
Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Schedule of purchase price allocation

The purchase price of INR 1,120,510 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non-compete agreements	16,861
Goodwill	400,254
Deferred tax liability	(52,449)
Total purchase consideration	1,120,510

Schedule of intangible assets recognized in a business combination	The table below shows the values and lives of intangibles recognised on acquisition:-
	Life (years)
Customer base and relationships	4	5,654
Non-compete agreements	5	2,110
Total Intangibles		7,764

Air Travel Bureau Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of purchase price allocation

The purchase price of INR 58,276 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	(1,240)
Tangible assets	260
Customer base and relationships	5,654
Non-compete agreements	2,110
Goodwill	53,913
Deferred tax liability	(2,421)
Total purchase consideration	58,276

Schedule of analysis of cash flows on acquisition	Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	4,828
Cash paid	(58,276)
Net cash flow on acquisition	(53,448)

Schedule of gross carrying amount
Gross carrying amount	Goodwill
At April 1, 2018	961,186
Acquisition of a subsidiary - Travel.Co.In Limited (“TCIL”)	53,913
At March 31, 2019	1,015,099

Schedule of reconciliation of fair value measurement of the contingent consideration liability

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

As at March 31, 2018	904,727
Unrealised fair value changes recognised in profit or loss	485,282
Advance paid*	200,000
As at March 31, 2019	1,190,009
Unrealised fair value changes recognised in profit or loss	(390,009)
As at March 31, 2020	800,000
Final payment*	800,000
As at March 31, 2021	-

*	On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement.

Travel Co. In. Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of analysis of cash flows on acquisition
Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)
Net cash flow on acquisition	(353,457)

Schedule of intangible assets recognized in a business combination

The table below shows the values and lives of intangibles recognised on acquisition:-

	Life (years)
Customer base and relationships	15	134,682
Non-compete agreements	3.5	16,861
Total Intangibles		151,543

Schedule of gross carrying amount
Gross carrying amount
Goodwill
At April 1, 2017	653,666
Acquisition of a subsidiary-Air Travel Bureau Limited (“ATB”)	307,520
At March 31, 2018	961,186